Share Capital (Details) - Schedule of share capital - ZAR (R) R in Thousands	Feb. 28, 2023	Feb. 28, 2022
Schedule Of Share Capital Abstract
Issued and fully paid 30,951,106 (2022: 30,951,106) ordinary shares of no par value	R 7,142,853	R 7,142,853